Fair value measurement	12 Months Ended
Dec. 31, 2023
Fair value measurement
Fair value measurement
5.	Fair value measurement
As of December 31, 2022 and 2023, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	6,254	—	6,254	—
Short-term investments
Wealth management products	71,496	—	71,496	—
Marketable securities and other investments
Listed equity securities	11,611	11,611	—	—
Wealth management products	2,649	—	2,649	—

Total assets	92,010	11,611	80,399	—

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(RMB in millions)
Assets:
Restricted cash	7,506	—	7,506	—
Short-term investments
Wealth management products	56,847	—	56,847	—
Marketable securities and other investments
Listed equity securities	2,765	2,765	—	—
Wealth management products	2,808	—	2,808	—

Total assets	69,926	2,765	67,161	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its consolidated balance sheets at fair value on a recurring basis.
Short-term investments
Wealth
management
products
with maturities of within one year. The Group elected the fair value option to record wealth management products with variable interest rates and deposits indexed to foreign exchange with maturities less than one year and accounted them at fair value since 2021. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. For the years ended December 31, 2022 and 2023, gain of RMB1,921 million and RMB2,092 million resulting from changes in fair value of the wealth management products under fair value option was recorded in “others, net” in the consolidated statements of operations and comprehensive income/(loss), respectively.

Marketable securities and other investments
Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.
For the years ended December 31, 2021, 2022 and 2023, the unrealized losses of the listed equity
securities
were
RMB9,344 million, RMB4,304 million and RMB379 million,
respectively, which are recognized in “others, net” in the consolidated statements of operations and comprehensive income/(loss).
The material marketable securities are set out as below:
Historically, the Group invested in China United Network Communications Limited (“China Unicom”) with a total consideration of RMB5,000 million. In 2022, the Group sold approximately 15.2% of its investments in China Unicom. For the years ended December 31, 2021 and 2022, the unrealized gain/(loss) related to the investment in China Unicom was a loss of RMB388 million and a gain of RMB341 million, respectively. In 2023, the Group sold all
its
remaining

investment in China Unicom. The realized loss over the entire period of holding this investment is RMB1,243 million.
Historically, the Group invested in Vipshop Holdings Ltd. (“Vipshop”) with a total consideration of RMB3,917 million. For the year ended December 31, 2021, the unrealized loss related to the investment in Vipshop was RMB6,560 million. In 2022, the Group sold all
its investment in Vipshop. The realized loss over the entire period of holding this investment is RMB839 million.
Historically, the Group invested in ESR Cayman Limited (“ESR”) with a total consideration of RMB1,952 million and accounted for the investment in ESR at fair value upon its completion of initial public offering (“IPO”) on the HKEX. In 2022, the Group sold approximately
 6.3% of its remaining investment in ESR. For the years ended December 31, 2021 and 2022, the unrealized loss related to the investment in ESR was RMB396 million and RMB1,722 million, respectively. In 2023, the Group sold all
its

remaining
 investment in ESR. The realized gain over the entire period of holding this investment is RMB715 million.
Wealth
management
products
with maturities of more than one year. The Group elected the fair value option to record wealth management products with variable interest rates with maturities more than one year and accounted them at fair value. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. For the year
s
ended December 31, 2022 and 2023, losses of RMB137 and RMB25 million resulting from changes in fair value of the wealth management products under fair value option were recorded in “others, net” in the consolidated statements of operations and comprehensive income/(loss), respectively.

Other financial instruments
The followings are other material financial instruments not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.
Time deposits. Time deposits with original maturities of three months or less, original maturities of longer than three months and maturities of less than one year, and maturities of longer than one year have been classified as cash equivalents, short-term investments and marketable securities and other investments in the consolidated balance sheets, respectively. The fair value of the Group’s time deposits is determined based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy.
As of December 31, 2022 and 2023, the fair value of time deposits classified as cash equivalents and short-term investments amounted to RMB86,780 million and RMB59,452 million, respectively. As of December 31, 2022 and 2023, the fair value of time deposits classified as marketable securities and other investments amounted to
RM
B
100

million and RMB67,426
million, respectively. The carrying value of time deposits approximates to fair value.
Held-to-maturity
debt securities. Wealth management products that the Group has positive intent and ability to hold to maturity are accounted for as held-to-maturity
debt securities. The fair value of the Group’s
held-to-maturity
debt securities is determined based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy. As of December 31, 2022 and 2023, the fair value of held-to-maturity
debt securities recorded in short-term investments amounted to
RMB4,725 million and RMB4,476
million, respectively. As of December 31, 2023, the fair value of held-to-maturity debt securities with maturities longer than one year recorded in “marketable securities and other investments” amounted to RMB7,836 million. The carrying value of held-to-maturity debt securities approximates to fair value.
Unsecured senior notes. The Group determines the fair value of its unsecured senior notes using quoted prices in less active markets, and accordingly the Group categorizes the unsecured senior notes as Level 2 in the fair value hierarchy. As of December 31, 2022 and 2023, the fair value of unsecured senior notes amounted to RMB9,045 million and RMB9,445 million, respectively.
Short-term receivables and payables. Accounts receivable and prepayments and other current assets are financial assets with carrying values that approximate to fair value due to their short-term nature. Accounts payable, advance from customers (exclude contract liabilities) and accrued expenses and other current liabilities, are financial liabilities with carrying values that approximate to fair value due to their short-term nature. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy.
Short-term debts and long-term borrowings. Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The carrying value of short-term debts and long-term borrowings approximates to fair value. The Group classifies the valuation techniques that use these inputs as Level 2 in the fair value hierarchy.

Assets and liabilities measured at fair value on a nonrecurring basis
Long-lived assets. When impairment indicators are identified, the Group evaluates the impairment by comparing the carrying value of the asset or the asset group with its fair value. The fair value of the asset or asset group is determined using income approach, market approach or term & reversion method with unobservable inputs (Level 3), depending on the underlying nature of the asset or the asset group. The impairment losses of RMB2,025 million were recorded in “impairment of long-lived assets” in the consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2023. The major impairment of long-loved assets were disclosed in Note 11, Note 12 and Note 13.
Goodwill. The Group tested for impairment on an annual basis as of December 31, and in between annual tests when the impairment indicators occur. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. The impairment loss was recorded in “impairment of goodwill” in the consolidated statements of operations and comprehensive income/(loss) and disclosed in Note 14.
Investment in equity investees. Investments in privately held companies and publicly traded companies included in investment in equity investees in the consolidated balance sheets are reviewed periodically for impairment using fair value measurement. The primary factors that the Group considers include the duration and severity that the fair value of the investment is below its carrying value; post-balance sheet date fair value of the investment; the financial condition, operating performance, strategic collaboration with and the prospects of the investee; the economic or technological environment in which the investee operates; and other entity specific information such as recent financing rounds completed by the investee companies. In determining the investments in privately held companies without readily determinable fair value over which the Group identified impairment indicators, income approach or market approach was used, if applicable, which requires management to
u
se
unobservable inputs (
Level
3
), mainly including the estimates of future cash flows, discount rate, terminal growth rate, selection of comparable companies and multiples and estimated discount for lack of marketability.
The impairment
loss
of RMB119 million, RMB504 million and RMB2,856 million were recorded in others, net in the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2022 and 2023, the accumulated impairment of the Group’s investments in privately held companies under the Measurement Alternative was RMB2,610 million and RMB5,132 million, respectively. The valuation methodology used to estimate the fair value of investments in publicly traded companies (Level 1) and privately held companies accounted for under the equity method (Level 3) and associated impairment charges are discussed in Note 8.